Share Based Compensation - Additional Information (Detail) kr / shares in Units, kr in Millions		12 Months Ended
	May 18, 2017	Dec. 31, 2019 SEK (kr) Country kr / shares shares	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr) Employee	Dec. 31, 2016 kr / shares shares
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted		200.00%
Compensation expense charged | kr			kr 609.3	kr 170.0
Provisions for cash settled plans | kr		kr 1,941.0
Social Charges included in the provision for cash-settled plans | kr		kr 216.0
Compound annual growth rate, Growth (net sales growth)		(5.13%)
Margin (compound annual operating income growth rate)		(28.00%)
Cash ﬂow (cash conversion)		66.67%
Number of shares issued		2,278,800
Average price of share | kr / shares		kr 86.59
Strike price | kr / shares		kr 87.97			kr 80
Purchased call options [member]
Disclosure of Information About Board Management and Employees [line items]
Number of shares issued		128,452			1,000,000
Purchase of options shares					2,000,000
Purchase price | kr / shares		kr 15.57			kr 0.49
No compensation expenses recognized during the period		four-year period			seven-year period
Class B shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of exercise and matching and vesting shares transferred		13,000,000
Percentage of shares outstanding		0.40%
Number of shares outstanding		3,314,000,000
Number of treasury shares		20,000,000
Key contributor retention plan [member]
Disclosure of Information About Board Management and Employees [line items]
Matching share for each contribution share purchased		1
Executive Performance Stock Plan [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of employees offered participation		0.50%
Bottom of range [member]
Disclosure of Information About Board Management and Employees [line items]
Share based payment arrangement long-term variable compensation programs performance period		3 years
Bottom of range [member] | Executive Performance Stock Plan [member]
Disclosure of Information About Board Management and Employees [line items]
Number of performance matching shares to senior managers in addition to ordinary shares		4
Top of range [member] | Key contributor retention plan [member]
Disclosure of Information About Board Management and Employees [line items]
Employees nominated		10.00%
Top of range [member] | Executive Performance Stock Plan [member]
Disclosure of Information About Board Management and Employees [line items]
Number of performance matching shares to senior managers in addition to ordinary shares		6
Senior Managers [member] | Executive performance plan 2018 [member]
Disclosure of Information About Board Management and Employees [line items]
Number of employees who selected for plan		161	171	452
Senior Managers [member] | Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period		3 years
Number of awards		two award levels at 15% and 22.5% of the participants’ annual gross salary
The President and CEO [member]
Disclosure of Information About Board Management and Employees [line items]
Number of matching shares received by serving employees		0
The President and CEO [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary		180.00%	180.00%
Other participants [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary				22.50%
Other participants [member] | Bottom of range [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary		30.00%	30.00%	30.00%
Other participants [member] | Top of range [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary		70.00%	70.00%	70.00%
Retention Of Key Employees | Key Contributor Plan2019
Disclosure of Information About Board Management and Employees [line items]
Number of employees who selected for plan		6,941
Number of awards		three award levels at 10%, 25% and 30% of the participants’ annual gross salary
Employee retention period		3 years
Employee retention payment plan		– 25% of the award to be paid at the end of the first year, – 25% of the award to be paid at the end of the second year, and – the remaining 50% of the award to be paid at the end of the third year.
Retention Of Key Employees | Key Contributor Plan2019 | 2020 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid		25.00%
Retention Of Key Employees | Key Contributor Plan2019 | 2021 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid		25.00%
Retention Of Key Employees | Key Contributor Plan2019 | 2022 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of award to be paid		50.00%
Retention Of Key Employees | Key contributor plan 2018 [member]
Disclosure of Information About Board Management and Employees [line items]
Number of employees who selected for plan			5,886
Number of awards		two award levels at 10% and 25% of the participants’ annual gross salary
Employee retention period			3 years
Retention Of Key Employees | Key contributor plan 2017 [member]
Disclosure of Information About Board Management and Employees [line items]
Number of employees who selected for plan | Employee				6,876
Number of awards		two award levels at 10% and 25% of the participants’ annual gross salary.
Employee retention period				3 years
Other Members of Executive Team [member]
Disclosure of Information About Board Management and Employees [line items]
Number of matching shares received by serving employees		59,845
Performance share awards [member] | The President and CEO [member] | LTV 2017 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	180.00%
Performance share awards [member] | Other participants [member] | LTV 2017 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage value of awards on annual base salary	22.50%
Absolute TSR [member] | Board of directors [member] | LTV 2017 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted				200.00%
Percentage of vesting level of LTV program				21.34%
Relative TSR [member] | Board of directors [member] | LTV 2017 [member]
Disclosure of Information About Board Management and Employees [line items]
Percentage of performance share awards granted				191.04%
Percentage of vesting level of LTV program				195.52%
The President and CEO and The ET [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr		kr 58.0
Long-term variable compensation program [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period		over the service period of three years.
Long-term variable compensation program [member] | Performance share awards [member]
Disclosure of Information About Board Management and Employees [line items]
Vesting period		3 years
Vesting description		Awards under LTV (Performance Share Awards) are granted to the participants, provided that certain performance conditions are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (performance period).
Period of employment eligibility for awards		3 years
Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr		kr 180.4	kr 130.5	kr 31.4
Key contributor plan [member]
Disclosure of Information About Board Management and Employees [line items]
Compensation expense charged | kr		kr 765.5	kr 478.8	kr 138.6
Stock Purchase Plan [member]
Disclosure of Information About Board Management and Employees [line items]
Description of type of plan		If the contribution shares were retained by the employee for three years after the investment and their employment with the Ericsson Group continued during that time, then the employee’s shares are to be matched with a corresponding number of Ericsson B shares or ADSs free of consideration. Employees in 100 countries participated in the SPP
Stock purchase plan contribution period		12 months
Employee retained contribution shares after investment, Period		3 years
Number of countries participated in stock purchase plan | Country		100
Stock Purchase Plan [member] | Top of range [member] | Employees [member]
Disclosure of Information About Board Management and Employees [line items]
Gross fixed salary		7.50%
2016 Executive performance plan [member]
Disclosure of Information About Board Management and Employees [line items]
Service period		3 years
Matching result percentage		22.22%